SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital [Abstract]
Schedule of Share Capital

Authorized: Unlimited number of no par value common shares

		Share Capital Number	Share Capital Amount
			$
Balance - December 31, 2019		39,907,681	194,217
Issued pursuant to vendor		501,148	250
Issued pursuant to "At the Market" (ATM) equity agreement	(c)	4,408,048	2,072
Issued pursuant to agency agreements	(d)	19,014,504	10,497
Equity Offering-broker warrants		0	(1,029)
Common share equivalents converted	(d)	11,500,000	1
Share issue expense		0	(488)
Warrants exercised		7,853,462	8,628
Balance - December 31, 2020		83,184,843	214,148
Derivative warrants exercised		8,000,000	8,000
Derivative warrants exercised - fair value adjustment		0	15,722
January 2021 Equity Offering, net of issuance costs	(a)	7,419,354	7,211
January 2021 Equity Offering-broker warrants			(1,384)
February 2021 Equity Offering, net of issuance costs	(b)	9,585,250	15,165
February 2021 Equity Offering-broker warrants			(1,238)
Equity warrants exercised		1,318,675	2,979
Options exercised		19,568	27
Issued pursuant to ATM equity agreement	(c)	1,600,000	2,709
Issuance of common shares to consultant		75,000	25
Balance - December 31, 2021		111,202,690	263,364

Schedule of Offering of Securities with H.C. Wainwright

During 2020, the Company completed 3 separate offerings of securities pursuant to an agency agreement with H.C. Wainwright (“Wainwright”) which are summarized below:

	Share Capital Number	Share Capital Amount	Common Share Equivalents	Common Share Purchase Warrants	Conversion price of the Warrants
		$			$
June, 2020 Offering	6,500,000	18,000	11,500,000	9,000,000	1.00
Allocation to warrant derivative liability		(9,709)
May, 2020 Offering	5,514,504	2,000		2,757,252	0.30
Allocation to warrant derivative liability		(508)
March, 2020 Offering	7,000,000	1,190		3,500,000	0.19
Allocation to warrant derivative liability		(476)
	19,014,504	10,497	11,500,000	15,257,252
Conversion price of Common Share Equivalents	$0.0001